DEFERRED INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
The loss for the year	$ (2,550)	$ (983)	$ (1,711)
Canadian statutory tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory rates	$ (688)	$ (265)	$ (462)
Foreign tax rates different from statutory rates	42	8	31
Other	0	(26)	2
Share issuance costs	(98)	0	0
Foreign exchange gains or losses	(48)	(180)	55
Permanent differences	190	19	5
Change in unused tax losses and tax offsets	602	444	369
Current tax expense (income)	$ 0	$ 0	$ 0